Share Capital	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Share capital	Share capital

Authorized capital stock
The authorized capital stock of the Company is as follows:

•	Unlimited number of Common Shares, without par value

•	Unlimited number of Class A Preferred Shares, without par value, issuable in series

•	Unlimited number of Class B Preferred Shares, without par value, issuable in series

Common shares

In millions	December 31,	2019	2018	2017
Issued common shares		714.1	727.3	744.6
Common shares in Share Trusts		(1.8)	(2.0)	(2.0)
Outstanding common shares		712.3	725.3	742.6

Repurchase of common shares
The Company may repurchase its common shares pursuant to a Normal Course Issuer Bid (NCIB) at prevailing market prices plus brokerage fees, or such other prices as may be permitted by the Toronto Stock Exchange. The Company may repurchase up to 22.0 million common shares between February 1, 2019 and January 31, 2020 under its NCIB. As at December 31, 2019, the Company had repurchased 12.8 million common shares under this NCIB.
The following table provides the information related to the share repurchases for the years ended December 31, 2019, 2018 and 2017:

In millions, except per share data	Year ended December 31,	2019	2018	2017
Number of common shares repurchased (1)		14.3	19.0	20.4
Weighted-average price per share		$118.70	$104.99	$98.27
Amount of repurchase		$1,700	$2,000	$2,000

(1)	Includes repurchases in the first and second quarters of 2017, pursuant to private agreements between the Company and arm's-length third-party sellers.

See Note 22 - Subsequent events for information on the Company's new NCIB.

Share Trusts
The Company's Share Trusts purchase CN's common shares on the open market, which are used to deliver common shares under either the Share Units or Employee Share Investment Plans (ESIP) (see Note 17 – Stock-based compensation). Shares purchased by the Share Trusts are retained until the Company instructs the trustee to transfer shares to the participants. Common shares purchased by the Share Trusts are accounted for as treasury stock. The Share Trusts may sell shares on the open market to facilitate the remittance of the Company's employee tax withholding obligations.
The following table provides the information related to the share purchases and settlements by Share Trusts under the Share Units Plan for the years ended December 31, 2019, 2018 and 2017:

In millions, except per share data	Year ended December 31,	2019	2018	2017
Share purchases by Share Units Plan Share Trusts
Number of common shares		—	0.4	0.5
Weighted-average price per share		$—	$104.87	$102.17
Amount of purchase		$—	$38	$55
Share settlements by Share Units Plan Share Trusts
Number of common shares		0.5	0.4	0.3
Weighted-average price per share		$88.23	$84.53	$77.99
Amount of settlement		$45	$31	$24

For the year ended December 31, 2019, the ESIP Share Trusts purchased 0.3 million common shares for $33 million at a weighted-average price of $118.83 per share.